SEGMENT INFORMATION (Schedule of Segment Information) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues		₪ 3,259		₪ 3,268		₪ 3,544
Cost of revenues		2,700		2,627		2,924
Gross profit		559		641		620
Income with respect to settlement agreement with Orange				108		217
Other income, net		28	[1]	31	[2]	45
Operating profit		116	[1]	315	[2]	193
Adjusted EBITDA
Depreciation and amortization		592	[1]	580	[2]	595
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA	[3]	722	[1]	917	[2]	834
Depreciation and amortization		(592)	[1]	(580)	[2]	(595)
Finance costs, net		(53)	[1]	(180)	[2]	(105)
Income tax expenses		(7)	[1]	(21)	[2]	(36)
Other	[4]	(14)	[1]	(22)	[2]	(46)
Profit for the year		56	[1]	114		52
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		1,827	[1]	1,960	[2]	2,080
Inter-segment revenue - Services		16	[1]	18	[2]	19
Segment revenue - Equipment		643	[1]	610	[2]	729
Total revenues		2,486		2,588		2,828
Segment cost of revenues - Services		1,435	[1]	1,470	[2]	1,659
Inter-segment cost of revenues- Services		154	[1]	154	[2]	192
Segment cost of revenues - Equipment		509	[1]	490	[2]	596
Cost of revenues		2,098		2,114		2,447
Gross profit		388		474		381
Operating expenses	[5]	343	[1]	367	[2]	571
Income with respect to settlement agreement with Orange				108		217
Other income, net		23	[1]	29	[2]	41
Operating profit		68	[1]	244	[2]	68
Adjusted EBITDA
Depreciation and amortization		442		445		447
Other	[4]	14	[1]	21	[2]	47
Segment Adjusted EBITDA	[3]	524	[1]	710	[2]	562
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization		(442)		(445)		(447)
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		697	[1]	622	[2]	672
Inter-segment revenue - Services		155	[1]	155	[2]	194
Segment revenue - Equipment		92	[1]	76	[2]	63
Total revenues		944		853		929
Segment cost of revenues - Services		696	[1]	613	[2]	617
Inter-segment cost of revenues- Services		17	[1]	19	[2]	21
Segment cost of revenues - Equipment		60	[1]	54	[2]	52
Cost of revenues		773		686		690
Gross profit		171		167		239
Operating expenses	[5]	128	[1]	98	[2]	118
Other income, net		5	[1]	2	[2]	4
Operating profit		48	[1]	71	[2]	125
Adjusted EBITDA
Depreciation and amortization		150		135		148
Other	[4]		[1]	1	[2]	(1)
Segment Adjusted EBITDA	[3]	198	[1]	207	[2]	272
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization		(150)		(135)		(148)
Elimination [Member]
Disclosure of operating segments [line items]
Inter-segment revenue - Services		(171)	[1]	(173)	[2]	(213)
Total revenues		(171)		(173)		(213)
Inter-segment cost of revenues- Services		(171)	[1]	(173)	[2]	(213)
Cost of revenues		(171)		(173)		(213)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		2,524	[1]	2,582	[2]	2,752
Segment revenue - Equipment		735	[1]	686	[2]	792
Total revenues		3,259		3,268		3,544
Segment cost of revenues - Services		2,131	[1]	2,083	[2]	2,276
Segment cost of revenues - Equipment		569	[1]	544	[2]	648
Cost of revenues		2,700		2,627		2,924
Gross profit		559		641		620
Operating expenses	[5]	471	[1]	465	[2]	689
Income with respect to settlement agreement with Orange				108		217
Other income, net		28	[1]	31	[2]	45
Operating profit		₪ 116	[1]	₪ 315	[2]	₪ 193

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.
[3]	Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges; it is fully comparable to EBITDA information which has been previously provided for prior periods.
[4]	Mainly amortization of employee share based compensation.
[5]	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.